Subsequent Events (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended
	Nov. 14, 2025	Jul. 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Apr. 30, 2023
Warrant [Member]
Subsequent Event [Line Items]
Exercise price						$ 1.52
Equity Financing [Member]
Subsequent Event [Line Items]
Discount rate							80.00%
Liquidity Event [Member]
Subsequent Event [Line Items]
Discount rate							80.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of SAFE liabilities					$ 1,695,000
Subsequent Event [Member] | Private Placement Offering [Member]
Subsequent Event [Line Items]
Number of shares issued in transaction	1,159,394
Aggregate purchase price	$ 1,739,091
Purchase price per unit	$ 1.50
Subsequent Event [Member] | Private Placement Offering [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercise price	$ 1.50
Warrants issued	1,159,394
Subsequent Event [Member] | Chief Operating Officer [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Number of shares issued				2,000,000
Vesting period				The shares vest over a 2-year period from the issuance date.
Subsequent Event [Member] | Consultants [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Number of shares issued		454,168
Vesting period		The shares vest over a 2-year period from the issuance date.
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Annaul salary			$ 250,000
Subsequent Event [Member] | Equity Financing [Member]
Subsequent Event [Line Items]
Discount rate					80.00%
Subsequent Event [Member] | Liquidity Event [Member]
Subsequent Event [Line Items]
Discount rate					80.00%